17. LEASES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	R$ 2,299,942		R$ 217,516
Initial adoption IFRS 16			2,397,743
Additions	(55,741)		(236,861)
Disposals	(15,578)		(129,011)
Transfers			44,377
Exchange rate variation	43,846		6,178
Right-of-use assets at ending	2,272,469		2,299,942
Depreciation [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	(717,052)		(209,160)
Initial adoption IFRS 16
Additions	(593,075)		(569,909)
Disposals	170,114		63,182
Transfers
Exchange rate variation	(30,188)		(1,165)
Right-of-use assets at ending	(1,170,201)		(717,052)
Depreciation [member] | Land [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	(5,086)
Initial adoption IFRS 16
Additions	(6,861)		(5,134)
Disposals	813		27
Transfers	(1,799)
Exchange rate variation	(593)		21
Right-of-use assets at ending	R$ (13,526)		R$ (5,086)
Average rate	16.32%	[1]	22.31%
Depreciation [member] | Buildings, facilities and improvements [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	R$ (512,836)		R$ (74,527)
Initial adoption IFRS 16
Additions	(464,159)		(429,600)
Disposals	85,042		1,948
Transfers	(6,765)		(10,013)
Exchange rate variation	(16,098)		(644)
Right-of-use assets at ending	R$ (914,816)		R$ (512,836)
Average rate	29.11%	[1]	17.79%
Depreciation [member] | Machinery and equipment [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	R$ (96,958)		R$ (75,422)
Initial adoption IFRS 16
Additions	(17,865)		(39,361)
Disposals	7,610		9,545
Transfers			8,288
Exchange rate variation	(103)		(8)
Right-of-use assets at ending	R$ (107,316)		R$ (96,958)
Average rate	42.48%	[1]	36.32%
Depreciation [member] | Vehicles [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	R$ (57,357)
Initial adoption IFRS 16
Additions	(71,768)		(58,325)
Disposals	41,024		1,502
Transfers
Exchange rate variation	(13,394)		(534)
Right-of-use assets at ending	R$ (101,495)		R$ (57,357)
Average rate	26.39%	[1]	34.32%
Depreciation [member] | Software [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	R$ (44,815)		R$ (57,486)
Initial adoption IFRS 16
Additions	(32,422)		(37,489)
Disposals	35,625		50,160
Transfers	8,564
Exchange rate variation
Right-of-use assets at ending	R$ (33,048)		R$ (44,815)
Average rate	45.21%	[1]	67.81%
Depreciation [member] | Facilities [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning			R$ (1,725)
Initial adoption IFRS 16
Additions
Disposals
Transfers			(1,725)
Exchange rate variation
Right-of-use assets at ending
Cost [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	3,016,994		426,676
Initial adoption IFRS 16			2,397,743
Additions	537,334		333,048
Disposals	(185,692)		(192,193)
Transfers			44,377
Exchange rate variation	74,034		7,343
Right-of-use assets at ending	3,442,670		3,016,994
Cost [member] | Land [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	22,790
Initial adoption IFRS 16			23,453
Additions	5,900
Disposals	(961)		(421)
Transfers	20,751		(200)
Exchange rate variation	181		(42)
Right-of-use assets at ending	48,661		22,790
Cost [member] | Buildings, facilities and improvements [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	2,615,883		214,171
Initial adoption IFRS 16			2,278,982
Additions	287,451		216,514
Disposals	(86,557)		(119,540)
Transfers	(2,487)		21,106
Exchange rate variation	47,626		4,650
Right-of-use assets at ending	2,861,916		2,615,883
Cost [member] | Machinery and equipment [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	115,173		129,589
Initial adoption IFRS 16			1,182
Additions	5,518		4,110
Disposals	(8,289)		(13,321)
Transfers			(6,415)
Exchange rate variation	191		28
Right-of-use assets at ending	112,593		115,173
Cost [member] | Vehicles [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	207,443
Initial adoption IFRS 16			94,065
Additions	165,699		119,422
Disposals	(54,260)		(8,751)
Transfers
Exchange rate variation	26,036		2,707
Right-of-use assets at ending	344,918		207,443
Cost [member] | Software [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning	55,705		68,424
Initial adoption IFRS 16			61
Additions	72,766		(6,998)
Disposals	(35,625)		(50,160)
Transfers	(18,264)		44,378
Exchange rate variation
Right-of-use assets at ending	74,582		55,705
Cost [member] | Facilities [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right-of-use assets at beginning			14,492
Initial adoption IFRS 16
Additions
Disposals
Transfers			(14,492)
Exchange rate variation
Right-of-use assets at ending

[1]	Weighted average annual rate.